SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Selling and marketing expenses and Others (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selling and marketing expenses
Advertising expenses	¥ 30,135	¥ 37,577	¥ 30,447
Government grants
Government grants	2,947	5,036	358
Income taxes
Unrecognized tax benefits	¥ 0	¥ 0	¥ 0
Value added taxes
Minimum percentage value added tax	0.00%
Maximum percentage value added tax	13.00%